UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4257

DWS Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Bond VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 31.7%
Consumer Discretionary 4.1%
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	590,000	754,893
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	235,000	301,975
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	168,000	212,130
DirecTV Holdings LLC:
144A, 4.75%, 10/1/2014	1,000,000	1,000,000
144A, 5.875%, 10/1/2019	375,000	372,656
News America, Inc., 6.4%, 12/15/2035	360,000	363,160
TCI Communications, Inc., 8.75%, 8/1/2015	511,000	616,631
Time Warner Cable, Inc.:
6.75%, 7/1/2018	250,000	276,190
6.75%, 6/15/2039	275,000	297,395
7.3%, 7/1/2038	40,000	46,168
Time Warner, Inc.:
7.625%, 4/15/2031	350,000	392,259
7.7%, 5/1/2032	305,000	344,890
Viacom, Inc., 6.25%, 4/30/2016 (b)	775,000	835,882
Yum! Brands, Inc., 6.875%, 11/15/2037	750,000	830,878

		6,645,107
Consumer Staples 2.1%
Altria Group, Inc., 9.25%, 8/6/2019	225,000	274,940
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	750,000	887,445
ConAgra Foods, Inc., 7.0%, 4/15/2019	450,000	530,266
CVS Caremark Corp.:
6.125%, 9/15/2039	500,000	508,612
6.25%, 6/1/2027	332,000	352,892
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013	750,000	818,563

		3,372,718
Energy 5.2%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	320,000	330,398
Cenovus Energy, Inc.:
144A, 5.7%, 10/15/2019	186,000	190,723
144A, 6.75%, 11/15/2039	315,000	339,423
ConocoPhillips, 6.0%, 1/15/2020	750,000	831,188
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	1,200,000	1,433,546
Devon Energy Corp., 6.3%, 1/15/2019 (b)	675,000	744,715
Enterprise Products Operating LLC:
6.125%, 10/15/2039 (c)	460,000	464,761
Series L, 6.3%, 9/15/2017	350,000	376,979
Hess Corp., 8.125%, 2/15/2019	750,000	901,010
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	510,000	547,780
Marathon Oil Corp., 7.5%, 2/15/2019	725,000	836,235
ONEOK Partners LP, 8.625%, 3/1/2019 (b)	560,000	668,499
TransCanada PipeLines Ltd.:
6.5%, 8/15/2018	420,000	473,630

7.625%, 1/15/2039		125,000	159,504

			8,298,391
Financials 12.3%
American Express Co., 7.0%, 3/19/2018		988,000	1,086,877
Bank of America Corp.:
5.75%, 12/1/2017		710,000	708,706
6.5%, 8/1/2016		175,000	183,951
7.625%, 6/1/2019		1,130,000	1,273,274
Bank of New York Mellon Corp., 4.3%, 5/15/2014		645,000	683,023
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016		270,000	273,447
5.2%, 7/10/2014		300,000	316,895
BB&T Corp., 6.85%, 4/30/2019 (b)		350,000	391,509
Capital One Bank USA NA, 8.8%, 7/15/2019		400,000	462,384
Citigroup, Inc.:
6.125%, 5/15/2018		700,000	689,250
8.125%, 7/15/2039		645,000	722,006
8.5%, 5/22/2019		432,000	487,657
Credit Suisse New York, 5.3%, 8/13/2019		525,000	538,307
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011		89,000	88,540
General Electric Capital Corp.:
5.625%, 5/1/2018		1,204,000	1,198,223
6.0%, 8/7/2019		355,000	360,127
Hartford Financial Services Group, Inc., 4.625%, 7/15/2013		300,000	284,496
Holcim US Finance Sarl & Cie SCS, 144A, 6.0%, 12/30/2019		215,000	217,616
JPMorgan Chase & Co.:
4.65%, 6/1/2014		330,000	344,185
5.125%, 9/15/2014		435,000	453,189
5.375%, 1/15/2014 (b)		300,000	319,048
MetLife, Inc.:
6.75%, 6/1/2016		429,000	478,767
Series A, 6.817%, 8/15/2018		400,000	445,201
Morgan Stanley:
Series F, 6.625%, 4/1/2018		475,000	502,276
7.3%, 5/13/2019		470,000	517,129
NLV Financial Corp., 144A, 6.5%, 3/15/2035		734,000	472,808
PNC Bank NA, 6.875%, 4/1/2018		200,000	213,837
Principal Financial Group, Inc., 7.875%, 5/15/2014		600,000	663,041
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		150,000	151,577
6.2%, 1/15/2015		100,000	105,796
7.375%, 6/15/2019		120,000	133,921
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	1,866,459	58,742
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		825,000	837,680
Simon Property Group LP, (REIT), 6.75%, 5/15/2014 (b)		240,000	257,395
Telecom Italia Capital SA:
6.175%, 6/18/2014		290,000	314,577
6.2%, 7/18/2011		175,000	186,361
7.175%, 6/18/2019		275,000	306,857
7.721%, 6/4/2038		310,000	368,113
Telefonica Emisiones SAU, 5.877%, 7/15/2019		345,000	374,848
The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014		375,000	407,826
7.5%, 2/15/2019		650,000	743,351
Toll Brothers Finance Corp., 8.91%, 10/15/2017		350,000	396,952
Wachovia Corp., Series G, 5.5%, 5/1/2013		700,000	748,980

			19,768,745

Health Care 2.2%
Express Scripts, Inc.:
6.25%, 6/15/2014	385,000	423,094
7.25%, 6/15/2019	120,000	140,934
HCA, Inc., 144A, 8.5%, 4/15/2019	400,000	418,000
McKesson Corp., 7.5%, 2/15/2019 (b)	350,000	417,931
Medco Health Solutions, Inc., 7.125%, 3/15/2018	715,000	810,165
Merck & Co., Inc.:
5.0%, 6/30/2019	500,000	533,418
5.85%, 6/30/2039	111,000	124,590
Quest Diagnostics, Inc., 6.95%, 7/1/2037	525,000	602,119

		3,470,251
Industrials 1.2%
Allied Waste North America, Inc., 6.875%, 6/1/2017	1,150,000	1,214,603
Waste Management, Inc., 6.375%, 3/11/2015	600,000	663,893

		1,878,496
Materials 0.9%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019	600,000	724,642
Dow Chemical Co., 5.9%, 2/15/2015	750,000	769,788
Pliant Corp., 11.85%, 6/15/2009 *	7	6

		1,494,436
Telecommunication Services 1.4%
AT&T, Inc.:
6.55%, 2/15/2039	250,000	272,561
6.7%, 11/15/2013	500,000	566,478
CenturyTel, Inc.:
Series Q, 6.15%, 9/15/2019	220,000	220,655
Series P, 7.6%, 9/15/2039 (b)	250,000	249,133
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015	750,000	749,062
Verizon Communications, Inc., 6.35%, 4/1/2019 (b)	100,000	110,427

		2,168,316
Utilities 2.3%
DPL, Inc., 6.875%, 9/1/2011	430,000	463,028
DTE Energy Co., 7.625%, 5/15/2014	152,000	167,779
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017	25,976	16,015
FirstEnergy Solutions Corp., 144A, 6.8%, 8/15/2039	167,000	177,010
Majapahit Holding BV, REG S, 7.75%, 10/17/2016	100,000	105,143
Pepco Holdings, Inc., 6.125%, 6/1/2017	1,050,000	1,083,253
Progress Energy, Inc., 7.05%, 3/15/2019 (b)	805,000	937,293
Sempra Energy, 6.5%, 6/1/2016	650,000	718,538

		3,668,059

Total Corporate Bonds (Cost $46,026,741)		50,764,519
Mortgage-Backed Securities Pass-Throughs 26.9%
Federal Home Loan Mortgage Corp.:
4.5%, 12/1/2034	971,298	990,117
5.0%, 2/1/2021	1,313,435	1,393,113
5.5%, with various maturities from 10/1/2023 until 8/1/2024	580,557	611,625
5.52% **, 2/1/2038	814,007	863,614
6.0%, 2/1/2036	2,533,588	2,687,484
6.5%, with various maturities from 3/1/2026 until 12/1/2036	2,600,802	2,786,809
7.0%, 1/1/2038	306,279	333,042
Federal National Mortgage Association:

4.5%, with various maturities from 3/1/2020 until 6/1/2034 (c)		2,387,027	2,458,291
4.522% **, 3/1/2036		577,255	605,995
5.0%, with various maturities from 2/1/2021 until 2/1/2038		5,123,823	5,326,473
5.139% **, 9/1/2038		502,654	527,562
5.45% **, 1/1/2038		953,335	1,011,728
5.5%, with various maturities from 1/1/2025 until 7/1/2037		11,982,705	12,593,079
5.534% **, 8/1/2037		369,056	383,874
6.0%, with various maturities from 4/1/2024 until 3/1/2025		1,076,917	1,147,441
6.5%, with various maturities from 3/1/2017 until 9/1/2038		8,658,624	9,315,363
8.0%, 9/1/2015		23,789	25,973

Total Mortgage-Backed Securities Pass-Throughs (Cost $41,335,855)			43,061,583
Asset-Backed 1.0%
Automobile Receivables 0.3%
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013		500,000	520,038
Credit Card Receivables 0.6%
MBNA Credit Card Master Note Trust, "A", Series 2002-A2, 5.6%, 7/17/2014	EUR	600,000	898,901
Home Equity Loans 0.1%
First Franklin Mortgage Loan Asset-Backed Certificates, "A2A", Series 2007-FFC, 0.396% **, 6/25/2027		526,745	216,585

Total Asset-Backed (Cost $1,878,741)			1,635,524
Commercial Mortgage-Backed Securities 5.4%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2006-6, 5.356%, 10/10/2045		140,000	119,174
"A4", Series 2007-3, 5.658% **, 6/10/2049		600,000	491,475
"A4", Series 2007-4, 5.744% **, 2/10/2051		600,000	533,267
Greenwich Capital Commercial Funding Corp.:
"A5", Series 2005-GG5, 5.224%, 4/10/2037		1,300,000	1,222,933
"A4", Series 2007-GG9, 5.444%, 3/10/2039		438,000	388,162
GS Mortgage Securities Corp. II:
"J", Series 2007-GG10, 144A, 5.805% **, 8/10/2045		1,096,000	49,609
"K", Series 2007-GG10, 144A, 5.805% **, 8/10/2045		767,000	26,630
JPMorgan Chase Commercial Mortgage Securities Corp.:
"E", Series 2007-LD11, 5.818% **, 6/15/2049		590,000	112,305
"F", Series 2007-LD11, 5.818% **, 6/15/2049		650,000	100,263
"G", Series 2007-LD11, 144A, 5.818% **, 6/15/2049		760,000	95,084
"H", Series 2007-LD11, 144A, 5.818% **, 6/15/2049		460,000	76,853
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.829% **, 6/12/2050		590,000	550,696
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048		3,325,000	3,060,343
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2007-C30, 5.294%, 12/15/2043		610,000	572,338
"ABP", Series 2007-C32, 5.74% **, 6/15/2049		1,175,000	1,088,527
"H", Series 2007-C32, 144A, 5.74% **, 6/15/2049		770,000	94,789

Total Commercial Mortgage-Backed Securities (Cost $12,374,606)			8,582,448
Collateralized Mortgage Obligations 4.7%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		764,143	599,852
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		182,048	121,663
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014		24,127	24,096
"PD", Series 2774, 5.0%, 8/15/2032		1,010,000	1,058,894
"EG", Series 2836, 5.0%, 12/15/2032		1,580,000	1,659,284

"PE", Series 2898, 5.0%, 5/15/2033		335,000	352,036
"PD", Series 2939, 5.0%, 7/15/2033		535,000	561,394
"KG", Series 2987, 5.0%, 12/15/2034		1,470,000	1,548,548
Federal National Mortgage Association:
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	791,191
"PG", Series 2002-3, 5.5%, 2/25/2017		331,268	350,471
"TC", Series 2007-77, 5.5%, 9/25/2034		370,000	394,313
MASTR Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034		16,950	14,238
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018		2,725	2,747

Total Collateralized Mortgage Obligations (Cost $7,204,897)			7,478,727
Government & Agency Obligations 14.9%
Other Government Related 7.1%
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012		2,000,000	2,028,306
General Electric Capital Corp., Series G, FDIC Guaranteed, 3.0%, 12/9/2011		3,000,000	3,104,880
JPMorgan Chase & Co., FDIC Guaranteed, 3.125%, 12/1/2011 (b)		3,000,000	3,112,899
Regions Bank, FDIC Guaranteed, 3.25%, 12/9/2011		3,000,000	3,120,918

			11,367,003
Sovereign Bonds 3.2%
Government of Ukraine:
REG S, 6.58%, 11/21/2016		500,000	390,000
REG S, 6.75%, 11/14/2017		390,000	305,019
Republic of Argentina:
GDP Linked Note, 12/15/2035		410,000	19,839
8.28%, 12/31/2033		1,002,540	676,714
Republic of Egypt, 9.1%, 9/20/2012	EGP	230,000	41,607
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	42,400
Republic of Indonesia, REG S, 8.5%, 10/12/2035		100,000	120,500
Republic of Panama:
7.125%, 1/29/2026		220,000	253,550
7.25%, 3/15/2015		80,000	91,400
Republic of Peru:
6.55%, 3/14/2037		1,200,000	1,302,000
7.125%, 3/30/2019		600,000	692,100
Republic of Philippines:
7.75%, 1/14/2031		100,000	113,625
9.5%, 2/2/2030		60,000	79,650
Republic of Poland, 6.375%, 7/15/2019		210,000	235,918
Republic of Serbia, REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		90,000	88,650
Republic of Uruguay, 6.875%, 9/28/2025		500,000	512,750
State of Qatar, REG S, 9.75%, 6/15/2030		140,000	200,200

			5,165,922
US Government Sponsored Agency 0.8%
Federal National Mortgage Association, 6.625%, 11/15/2030 (b)		950,000	1,226,177
US Treasury Obligations 3.8%
US Treasury Bill, 0.19% ***, 3/18/2010 (d)		969,000	968,313
US Treasury Bond, 4.75%, 2/15/2037 (b)		2,000,000	2,231,562
US Treasury Note, 3.125%, 5/15/2019 (b)		3,000,000	2,951,952

			6,151,827

Total Government & Agency Obligations (Cost $23,393,671)			23,910,929
Municipal Bonds and Notes 4.5%
Alameda, CA, Corridor Transportation Authority Revenue, Series C, 6.6%, 10/1/2029 (e)		525,000	513,781

Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035				465,000	502,307
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028				655,000	727,076
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013				670,000	654,617
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037 (e)				320,000	236,141
McLennan County, TX, Junior College, 5.0%, 8/15/2032 (e)				340,000	358,782
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013 (e)				860,000	972,548
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series F, 7.414%, 1/1/2040				230,000	285,717
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016				930,000	985,140
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035 (e)				515,000	535,239
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (e)				1,165,000	1,180,180
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036				285,000	303,300

Total Municipal Bonds and Notes (Cost $6,945,898)					7,254,828
Loan Participations and Assignments 0.2%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014 (b)				205,000	219,350
Gazprombank, 7.25%, 2/22/2010			RUB	2,000,000	65,343
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018				100,000	103,125

Total Loan Participations and Assignments (Cost $383,395)					387,818
				Shares	Value ($)

Preferred Stock 0.0%
Financials
Ford Motor Credit Co., LLC, 7.375% (Cost $24,692)				1,180	21,676
Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 0.29% (f) (g) (Cost $11,698,958)				11,698,958	11,698,958
Cash Equivalents 10.9%
Cash Management QP Trust, 0.18% (f) (Cost $17,407,518)				17,407,518	17,407,518
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $168,674,972) †				107.5	172,204,528
Other Assets and Liabilities, Net				(7.5)	(12,028,717)

Net Assets				100.0	160,175,811

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
			Principal	Acquisition
Security	Coupon	Maturity Date	Amount ($)	Cost ($)	Value ($)
Pliant Corp.	11.85%	6/15/2009	7	8	6
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.

***	Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $168,697,823. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $3,506,705. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,660,392 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,153,687.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $11,300,529 which is 7.1% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e)					Bond is insured by one of these companies:
Insurance Coverage					As a % of Total Investment Portfolio
Assured Guaranty Corp.					0.6
Financial Guaranty Insurance Co.					0.3
Financial Security Assurance, Inc.					0.9
National Public Finance Guarantee Corp.					0.3
Radian					0.1
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(f)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
GDP: Gross Domestic Product

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	12/18/2009	40	4,485,294	4,534,068	48,774
Euro Currency	12/14/2009	15	2,716,737	2,745,937	29,200
Total unrealized appreciation					77,974

At September 30, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	12/21/2009	308	35,931,791	36,445,062	(513,271)
As of September 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)	Counterparty

RUB	3,500,000	USD	106,936	10/16/2009	(9,192)	Merrill Lynch & Co., Inc.
Currency Abbreviations
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Corporate Bonds	$—	$50,764,519	$—	$50,764,519
Mortgage-Backed Securities Pass-Throughs	—	43,061,583	—	43,061,583
Asset-Backed	—	1,635,524	—	1,635,524
Commercial Mortgage-Backed Securities	—	8,582,448	—	8,582,448
Collateralized Mortgage Obligations	—	7,478,727	—	7,478,727
Government & Agency Obligations	—	22,901,009	41,607	22,942,616
Loan Participations and Assignments	—	387,818	—	387,818
Municipal Bonds and Notes	—	7,254,828	—	7,254,828
Preferred Stock	21,676	—	—	21,676
Short-Term Investments(h)	11,698,958	18,375,831	—	30,074,789
Total	$11,720,634	$160,442,287	$41,607	$172,204,528

Liabilities
Derivatives(i)	$(435,297)	$ (9,192)	$—	$(444,489)
Total	$(435,297)	$(9,192)	$—	$(444,489)
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Government & Agency Obligations	Preferred Stock	Total
Balance as of December 31, 2008	$32,540	$96,418	$220,679	$349,637

Realized gains (loss)	(2,173)	(25,653)	(349,351)	(377,177)
Change in unrealized appreciation (depreciation)	67,572	36,686	306,872	411,130
Amortization premium/ discount	—	(144)	—	(144)
Net purchases (sales)	(97,939)	(65,700)	(178,200)	(341,839)
Net transfers in (out) of Level 3	—	—	—	—
Balance as of September 30, 2009	$—	$41,607	$—	$41,607
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2009	$—	$708	$—	$—

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ 29,200	$ (9,192)
Interest Rate Contracts	$ (464,497)	$ —

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)

Common Stocks 99.3%
Consumer Discretionary 10.5%
Hotels Restaurants & Leisure 2.6%
Darden Restaurants, Inc.	181,400	6,191,182
Marriott International, Inc. "A" (a)	271,896	7,501,621
McDonald's Corp.	78,900	4,502,823

		18,195,626
Media 1.7%
Scripps Networks Interactive "A"	321,600	11,883,120
Multiline Retail 1.2%
Kohl's Corp.*	156,900	8,951,145
Specialty Retail 2.4%
Limited Brands, Inc.	581,200	9,874,588
TJX Companies, Inc.	188,600	7,006,490

		16,881,078
Textiles, Apparel & Luxury Goods 2.6%
NIKE, Inc. "B" (a)	283,315	18,330,481
Consumer Staples 8.5%
Beverages 2.8%
PepsiCo, Inc.	336,425	19,734,691
Food & Staples Retailing 2.7%
Sysco Corp. (a)	302,600	7,519,610
Wal-Mart Stores, Inc.	239,000	11,732,510

		19,252,120
Household Products 3.0%
Church & Dwight Co., Inc.	58,400	3,313,616
Colgate-Palmolive Co. (a)	104,740	7,989,567
Energizer Holdings, Inc.*	146,800	9,738,712

		21,041,895
Energy 7.4%
Energy Equipment & Services 3.5%
Cameron International Corp.* (a)	253,600	9,591,152
Schlumberger Ltd. (a)	123,900	7,384,440
Transocean Ltd.*	86,872	7,430,162

		24,405,754
Oil, Gas & Consumable Fuels 3.9%
Alpha Natural Resources, Inc.*	97,700	3,429,270
Anadarko Petroleum Corp. (a)	161,900	10,155,987
ExxonMobil Corp.	83,700	5,742,657
Occidental Petroleum Corp.	105,595	8,278,648

		27,606,562
Financials 4.6%
Capital Markets 3.1%
Bank of New York Mellon Corp. (a)	206,900	5,998,031

Charles Schwab Corp. (a)	212,300	4,065,545
T. Rowe Price Group, Inc. (a)	264,700	12,096,790

		22,160,366
Diversified Financial Services 1.5%
IntercontinentalExchange, Inc.* (a)	50,300	4,888,657
JPMorgan Chase & Co.	126,800	5,556,376

		10,445,033
Health Care 15.8%
Biotechnology 8.2%
Amgen, Inc.*	172,000	10,359,560
Celgene Corp.* (a)	429,370	24,001,783
Gilead Sciences, Inc.* (a)	453,805	21,138,237
Myriad Genetics, Inc.*	91,900	2,518,060

		58,017,640
Health Care Equipment & Supplies 2.5%
Edwards Lifesciences Corp.*	117,300	8,200,443
St. Jude Medical, Inc.*	239,700	9,350,697

		17,551,140
Health Care Providers & Services 3.4%
Express Scripts, Inc.* (a)	224,900	17,447,742
Laboratory Corp. of America Holdings* (a)	104,100	6,839,370

		24,287,112
Pharmaceuticals 1.7%
Abbott Laboratories	166,700	8,246,649
Johnson & Johnson	59,206	3,605,053

		11,851,702
Industrials 12.0%
Aerospace & Defense 4.4%
Lockheed Martin Corp.	80,500	6,285,440
Rockwell Collins, Inc. (a)	247,600	12,578,080
United Technologies Corp.	198,800	12,112,884

		30,976,404
Commercial Services & Supplies 1.0%
Stericycle, Inc.* (a)	150,700	7,301,415
Electrical Equipment 3.7%
AMETEK, Inc. (a)	465,300	16,243,623
Roper Industries, Inc.	199,900	10,190,902

		26,434,525
Machinery 1.0%
Parker Hannifin Corp.	133,400	6,915,456
Road & Rail 1.9%
Burlington Northern Santa Fe Corp.	82,900	6,617,907
Norfolk Southern Corp. (a)	152,000	6,552,720

		13,170,627
Information Technology 33.0%
Communications Equipment 8.6%
Cisco Systems, Inc.*	1,178,155	27,733,769
QUALCOMM, Inc.	570,770	25,673,235
Research In Motion Ltd.*	110,910	7,491,970

		60,898,974

Computers & Peripherals 9.7%
Apple, Inc.*	165,754	30,725,819
EMC Corp.*	794,115	13,531,720
Hewlett-Packard Co.	321,200	15,163,852
International Business Machines Corp.	73,810	8,828,414

		68,249,805
Internet Software & Services 2.0%
Google, Inc. "A"*	27,525	13,648,271
IT Services 1.7%
Accenture PLC "A"	322,300	12,012,121
Semiconductors & Semiconductor Equipment 5.7%
Broadcom Corp. "A"* (a)	580,100	17,803,269
Intel Corp.	946,790	18,528,680
NVIDIA Corp.*	255,400	3,838,662

		40,170,611
Software 5.3%
Microsoft Corp. (a)	788,180	20,405,980
Oracle Corp.	826,355	17,221,238

		37,627,218
Materials 5.4%
Chemicals
Celanese Corp. "A"	167,900	4,197,500
Ecolab, Inc. (a)	128,800	5,954,424
Monsanto Co. (a)	237,845	18,409,203
The Mosaic Co.	197,200	9,479,404

		38,040,531
Telecommunication Services 1.5%
Wireless Telecommunication Services
American Tower Corp. "A"*	290,800	10,585,120
Utilities 0.6%
Electric Utilities
FPL Group, Inc.	75,400	4,164,342

Total Common Stocks (Cost $531,379,899)		700,790,885
Securities Lending Collateral 23.4%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $165,191,189)	165,191,189	165,191,189
Cash Equivalents 0.8%
Cash Management QP Trust, 0.18% (b) (Cost $5,535,085)	5,535,085	5,535,085
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $702,106,173) †	123.5	871,517,159
Other Assets and Liabilities, Net	(23.5)	(165,677,706)

Net Assets	100.0	705,839,453

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.

†

The cost for federal income tax purposes was $705,523,179. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $165,993,980. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $176,025,319 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,031,339.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $162,447,167 which is 23.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$700,790,885	$—	$—	$700,790,885
Short-Term Investments(d)	165,191,189	5,535,085	—	170,726,274
Total	$865,982,074	$5,535,085	$—	$ 871,517,159
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)

Common Stocks 98.7%
Australia 0.7%
Austal Ltd. (Cost $868,515)	454,641	1,039,431
Austria 2.0%
IMMOEAST AG*	133,102	823,666
Intercell AG*	13,036	553,553
Wienerberger AG*	73,662	1,522,192

(Cost $1,608,743)		2,899,411
Bermuda 1.3%
Lazard Ltd. "A" (Cost $1,217,228)	47,600	1,966,356
Brazil 0.8%
Diagnosticos da America SA* (Cost $991,173)	43,600	1,127,654
Canada 1.7%
CAE, Inc.	135,981	1,149,421
SunOpta, Inc.*	311,100	1,259,955

(Cost $4,547,527)		2,409,376
Channel Islands 0.6%
Randgold Resources Ltd. (ADR) (b) (Cost $683,704)	11,500	803,620
China 2.4%
Minth Group Ltd.	1,649,100	1,478,052
Shanda Games Ltd. (ADR)*	33,700	394,290
VanceInfo Technologies, Inc. (ADR)*	83,600	1,625,184

(Cost $1,829,403)		3,497,526
Cyprus 0.7%
Prosafe Production Public Ltd.* (c)	183,423	436,608
Prosafe SE (c)	113,423	583,988

(Cost $1,478,657)		1,020,596
France 3.0%
Financiere Marc de Lacharriere SA	15,779	831,913
Flamel Technologies SA (ADR)* (a)	180,800	1,582,000
JC Decaux SA*	57,856	1,254,484
Meetic*	21,081	705,609

(Cost $5,287,079)		4,374,006
Germany 7.0%
Fresenius Medical Care AG & Co. KGaA	82,907	4,130,024
M.A.X. Automation AG	273,215	1,154,280
QSC AG*	176,912	471,363
Rational AG (a)	8,084	1,133,539
SGL Carbon SE*	29,100	1,190,514
United Internet AG (Registered)*	143,543	2,168,283

(Cost $5,592,324)		10,248,003

Gibraltar 0.4%
PartyGaming PLC* (a) (Cost $605,035)	144,190	625,039
Greece 2.1%
Alpha Bank AE*	79,600	1,474,024
Hellenic Exchanges SA	66,200	844,766
Jumbo SA	54,215	716,200

(Cost $2,584,665)		3,034,990
Hong Kong 5.8%
Inspur International Ltd.	7,650,000	1,000,652
K Wah International Holdings Ltd.	2,193,000	713,086
Kingboard Chemical Holdings Ltd.	409,640	1,550,212
Midland Holdings Ltd.	1,310,357	1,090,997
REXLot Holdings Ltd.* (d)	16,675,000	1,482,402
Tianneng Power International Ltd.	1,528,000	787,897
Wing Hang Bank Ltd.	181,700	1,786,283

(Cost $4,943,542)		8,411,529
Ireland 4.9%
Anglo Irish Bank Corp. PLC*	225,606	0
C&C Group PLC	371,719	1,575,021
FBD Holdings PLC	23,700	264,051
ICON PLC (ADR)*	70,000	1,714,300
Norkom Group PLC*	292,633	548,736
Paddy Power PLC	45,344	1,380,671
Ryanair Holdings PLC*	314,736	1,575,814

(Cost $5,470,883)		7,058,593
Japan 7.8%
AEON Mall Co., Ltd.	42,000	866,316
Aruze Corp.* (a)	63,100	1,024,094
Dai-ichi Seiko Co., Ltd. (a)	20,800	991,244
Daiseki Co., Ltd. (a)	46,400	913,768
FP Corp.	14,500	749,982
Hiday Hidaka Corp.	29,800	363,228
Internet Initiative Japan, Inc.	362	838,005
Nidec Corp.	16,800	1,362,193
Nitori Co., Ltd.	11,600	986,294
Shinko Plantech Co., Ltd.	153,000	1,488,719
So-net M3, Inc. (a)	248	868,609
Sumitomo Realty & Development Co., Ltd.	50,000	905,661

(Cost $7,704,128)		11,358,113
Korea 1.2%
Korean Air Lines Co., Ltd.*	27,500	1,117,064
S&T Dynamics Co., Ltd.	46,930	579,874

(Cost $1,682,197)		1,696,938
Netherlands 3.8%
Chicago Bridge & Iron Co. NV (NY Registered Shares)	51,300	958,284
Koninklijke Vopak NV	18,105	1,177,135
QIAGEN NV* (a)	71,800	1,524,229
SBM Offshore NV	85,639	1,824,437

(Cost $3,391,528)		5,484,085
Singapore 0.9%
Venture Corp., Ltd. (Cost $783,210)	216,000	1,372,730

Spain 1.1%
Grifols SA	40,072	763,707
Tecnicas Reunidas SA	15,313	836,543

(Cost $1,517,062)		1,600,250
Switzerland 2.5%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	12,678	683,928
Nobel Biocare Holding AG (Registered)	46,676	1,547,190
Partners Group Holding AG	11,300	1,379,611

(Cost $2,343,986)		3,610,729
Taiwan 1.6%
Compal Electronics, Inc.	1,012,145	1,173,707
Siliconware Precision Industries Co.	851,743	1,201,478

(Cost $1,349,105)		2,375,185
United Arab Emirates 0.5%
Lamprell PLC (Cost $860,306)	273,034	757,350
United Kingdom 7.3%
Aegis Group PLC	315,876	566,960
ARM Holdings PLC	632,549	1,459,680
Ashmore Group PLC	364,292	1,460,516
Babcock International Group PLC	156,408	1,423,143
ICAP PLC	81,889	553,489
John Wood Group PLC	137,738	670,823
Michael Page International PLC	279,557	1,497,320
Northgate PLC	182,822	690,415
Rotork PLC	41,731	754,602
Serco Group PLC	183,486	1,481,419

(Cost $9,366,108)		10,558,367
United States 38.6%
Advance Auto Parts, Inc.	26,450	1,038,956
Aecom Technology Corp.*	46,368	1,258,428
Aeropostale, Inc.* (a)	31,200	1,356,264
Affiliated Managers Group, Inc.*	10,600	689,106
Airgas, Inc.	13,400	648,158
Allegheny Energy, Inc.	90,300	2,394,756
Alpha Natural Resources, Inc.*	33,900	1,189,890
American Eagle Outfitters, Inc.	56,800	957,648
AMERIGROUP Corp.* (a)	53,000	1,175,010
ANSYS, Inc.*	11,800	442,146
BE Aerospace, Inc.*	54,100	1,089,574
BioMarin Pharmaceutical, Inc.* (a)	24,600	444,768
BPZ Resources, Inc.* (a) (e)	98,900	743,728
Cameron International Corp.*	16,600	627,812
Capella Education Co.* (a)	9,200	619,528
Carter's, Inc.*	48,900	1,305,630
Central European Distribution Corp.* (f)	31,500	1,031,940
Chattem, Inc.*	11,400	757,074
Cliffs Natural Resources, Inc.	10,300	333,308
Commercial Metals Co.	77,200	1,381,880
Darling International, Inc.*	89,400	657,090
Deckers Outdoor Corp.*	14,600	1,238,810
Diamond Foods, Inc. (a)	45,400	1,440,088

Dresser-Rand Group, Inc.*	34,100	1,059,487
Duff & Phelps Corp. "A"	33,000	632,280
Edwards Lifesciences Corp.*	10,500	734,055
EMS Technologies, Inc.*	39,300	818,226
EXCO Resources, Inc.*	56,900	1,063,461
FTI Consulting, Inc.* (a)	38,750	1,651,137
Green Mountain Coffee Roasters, Inc.* (a)	14,950	1,103,908
Harris Corp.	19,000	714,400
Itron, Inc.* (a)	29,100	1,866,474
Jefferies Group, Inc.* (a)	45,200	1,230,796
Joy Global, Inc.	36,175	1,770,404
Lam Research Corp.*	21,900	748,104
Life Technologies Corp.*	30,700	1,429,085
LogMeIn, Inc.*	20,600	377,186
ManTech International Corp. "A"*	12,100	570,636
Martin Marietta Materials, Inc.	7,800	718,146
Metabolix, Inc.*	37,200	382,416
MiddleBrook Pharmaceuticals, Inc.* (a)	356,434	409,899
MSCI, Inc. "A"*	25,766	763,189
Mylan, Inc.* (a)	29,000	464,290
NxStage Medical, Inc.*	148,100	990,789
Owens & Minor, Inc.	24,700	1,117,675
Owens-Illinois, Inc.*	32,800	1,210,320
Schawk, Inc.	34,600	403,782
Schweitzer-Mauduit International, Inc. (a)	20,000	1,087,200
Somanetics Corp.*	64,100	1,033,292
Stericycle, Inc.*	16,600	804,270
Talecris Biotherapeutics Holdings Corp.*	5,600	106,400
Thoratec Corp.* (a)	67,500	2,043,225
TiVo, Inc.*	66,300	686,868
Ultra Petroleum Corp.*	60,000	2,937,600
Urban Outfitters, Inc.*	36,800	1,110,256
Vista Gold Corp.*	153,800	366,044
Waddell & Reed Financial, Inc. "A"	33,600	955,920

(Cost $39,946,119)		56,182,812

Total Common Stocks (Cost $106,652,227)		143,512,689
Securities Lending Collateral 10.5%
Daily Assets Fund Institutional, 0.29% (g) (h) (Cost $15,290,732)	15,290,732	15,290,732
Cash Equivalents 2.0%
Cash Management QP Trust, 0.18% (g) (Cost $2,827,641)	2,827,641	2,827,641
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $124,770,600) †	111.2	161,631,062
Other Assets and Liabilities, Net (a)	(11.2)	(16,225,667)

Net Assets	100.0	145,405,395

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.

†

The cost for federal income tax purposes was $126,998,946. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $34,632,116. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $46,751,076 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,118,960.

(a)

All or a portion of these securities were on loan amounting to $14,536,111. In addition, included in other assets and liabilities, net is a pending sale, amounting to $298,784 that is also on loan. The value of all securities loaned at September 30, 2009 amounted to $14,834,895 which is 10.2% of net assets.

(b)		Security is listed in country of domicile. Significant business activities of company are in Africa.
(c)		Security is listed in country of domicile. Significant business activities of company are in Norway.
(d)		Security is listed in country of domicile. Significant business activities of company are in China.
(e)		Security is listed in country of domicile. Significant business activities of company are in Peru and Ecuador.
(f)		Security is listed in country of domicile. Significant business activities of company are in Poland.
(g)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

At September 30, 2009 the DWS Global Opportunities VIP had the following sector diversification:
	Market Value ($)	As a % of Common Stocks
Health Care	24,142,170	16.8%
Industrials	23,867,795	16.6%
Information Technology	23,370,645	16.3%
Consumer Discretionary	20,689,754	14.4%
Financials	19,232,026	13.4%
Energy	14,220,446	9.9%
Consumer Staples	7,825,076	5.5%
Materials	7,298,658	5.1%
Utilities	2,394,756	1.7%
Telecommunication Services	471,363	0.3%
Total	143,512,689	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Australia	$—	$1,039,431	$—	$1,039,431
Austria	—	2,899,411	—	2,899,411
Bermuda	1,966,356	—	—	1,966,356
Brazil	1,127,654	—	—	1,127,654
Canada	2,409,376	—	—	2,409,376
Channel Islands	803,620	—	—	803,620
China	2,019,474	1,478,052	—	3,497,526
Cyprus	—	1,020,596	—	1,020,596
France	1,582,000	2,792,006	—	4,374,006
Germany	—	10,248,003	—	10,248,003
Gibraltar	—	625,039	—	625,039
Greece	—	3,034,990	—	3,034,990

Hong Kong	—	8,411,529	—	8,411,529
Ireland	1,714,300	5,344,293	—	7,058,593
Japan	—	11,358,113	—	11,358,113
Korea	—	1,696,938	—	1,696,938
Netherlands	958,284	4,525,801	—	5,484,085
Singapore	—	1,372,730	—	1,372,730
Spain	—	1,600,250	—	1,600,250
Switzerland	—	3,610,729	—	3,610,729
Taiwan	—	2,375,185	—	2,375,185
United Arab Emirates	—	757,350	—	757,350
United Kingdom	—	10,558,367	—	10,558,367
United States	56,182,812	—	—	56,182,812
Short-Term Investments(i)	15,290,732	2,827,641	—	18,118,373
Total	$84,054,608	$77,576,454	$—	$161,631,062
(i)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)

Common Stocks 97.3%
Consumer Discretionary 9.9%
Auto Components 0.1%
Magna International, Inc. "A"	1,500	63,780
Automobiles 0.0%
Honda Motor Co., Ltd. (ADR)	1,400	42,434
Distributors 0.1%
Genuine Parts Co.	1,500	57,090
Hotels Restaurants & Leisure 1.3%
McDonald's Corp.	18,700	1,067,209
Yum! Brands, Inc.	7,400	249,824

		1,317,033
Household Durables 1.0%
Garmin Ltd. (a)	17,000	641,580
Leggett & Platt, Inc.	14,400	279,360
Ryland Group, Inc.	2,100	44,247

		965,187
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	4,400	410,784
Media 3.4%
Comcast Corp. "A"	83,600	1,412,004
Comcast Corp. Special "A"	20,100	323,208
DISH Network Corp. "A"*	9,200	177,192
McGraw-Hill Companies, Inc.	2,200	55,308
Time Warner Cable, Inc.	13,246	570,770
Time Warner, Inc.	29,900	860,522

		3,399,004
Multiline Retail 0.7%
Macy's, Inc.	38,300	700,507
Specialty Retail 2.6%
Barnes & Noble, Inc. (a)	2,400	53,328
Group 1 Automotive, Inc.	1,900	51,015
Gymboree Corp.*	2,800	135,464
RadioShack Corp.	18,400	304,888
Rent-A-Center, Inc.*	4,800	90,624
Ross Stores, Inc.	8,800	420,376
The Gap, Inc.	18,400	393,760
TJX Companies, Inc.	32,000	1,188,800

		2,638,255
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	1,000	32,920
Jones Apparel Group, Inc.	13,200	236,676
Wolverine World Wide, Inc.	3,400	84,456

		354,052

Consumer Staples 9.8%
Food & Staples Retailing 2.5%
Kroger Co.	44,900	926,736
Sysco Corp.	10,500	260,925
Wal-Mart Stores, Inc.	26,500	1,300,885

		2,488,546
Food Products 2.6%
Archer-Daniels-Midland Co.	54,000	1,577,880
Bunge Ltd.	12,100	757,581
Chiquita Brands International, Inc.*	4,900	79,184
Darling International, Inc.*	7,100	52,185
Fresh Del Monte Produce, Inc.*	6,600	149,226
Lancaster Colony Corp.	500	25,635

		2,641,691
Household Products 2.7%
Colgate-Palmolive Co.	22,200	1,693,416
Kimberly-Clark Corp.	17,400	1,026,252

		2,719,668
Personal Products 0.3%
Herbalife Ltd.	6,900	225,906
Mead Johnson Nutrition Co. "A"	1,200	54,132

		280,038
Tobacco 1.7%
Altria Group, Inc.	12,520	222,981
Lorillard, Inc.	6,200	460,660
Philip Morris International, Inc.	22,500	1,096,650

		1,780,291
Energy 9.3%
Energy Equipment & Services 1.4%
Helix Energy Solutions Group, Inc.*	5,400	80,892
Noble Corp.	28,600	1,085,656
Oil States International, Inc.*	5,300	186,189
Rowan Companies, Inc.	3,700	85,359

		1,438,096
Oil, Gas & Consumable Fuels 7.9%
Alpha Natural Resources, Inc.*	1,900	66,690
Anadarko Petroleum Corp.	4,600	288,558
Apache Corp.	8,600	789,738
Cimarex Energy Co.	11,800	511,176
ConocoPhillips	40,300	1,819,948
Encore Acquisition Co.*	13,400	501,160
EXCO Resources, Inc.*	4,500	84,105
ExxonMobil Corp.	39	2,676
Frontline Ltd. (a)	1,500	35,085
Mariner Energy, Inc.*	18,500	262,330
McMoRan Exploration Co.*	18,300	138,165
Murphy Oil Corp.	18,500	1,065,045
Occidental Petroleum Corp.	24,600	1,928,640
Overseas Shipholding Group, Inc.	2,500	93,425
StatoilHydro ASA (ADR)	2,100	47,334
Valero Energy Corp.	5,900	114,401
W&T Offshore, Inc. (a)	11,400	133,494

		7,881,970

Financials 14.3%
Capital Markets 2.0%
Bank of New York Mellon Corp.	25,200	730,548
Franklin Resources, Inc.	3,300	331,980
Morgan Stanley	8,300	256,304
The Goldman Sachs Group, Inc.	4,000	737,400

		2,056,232
Commercial Banks 1.1%
Comerica, Inc.	3,500	103,845
KeyCorp	12,600	81,900
Marshall & Ilsley Corp.	34,800	280,836
Regions Financial Corp.	81,500	506,115
Zions Bancorp. (a)	9,100	163,527

		1,136,223
Consumer Finance 1.1%
Capital One Financial Corp.	5,600	200,088
Discover Financial Services	56,500	916,995

		1,117,083
Diversified Financial Services 4.7%
Bank of America Corp.	79,300	1,341,756
Citigroup, Inc.	166,000	803,440
JPMorgan Chase & Co.	57,300	2,510,886
PHH Corp.*	4,400	87,296

		4,743,378
Insurance 4.9%
ACE Ltd.*	29,300	1,566,378
Aflac, Inc.	6,900	294,906
Allied World Assurance Co. Holdings Ltd.	3,600	172,548
Arch Capital Group Ltd.*	2,200	148,588
Berkshire Hathaway, Inc. "B"*	300	996,900
Everest Re Group Ltd.	1,400	122,780
Hartford Financial Services Group, Inc.	38,200	1,012,300
MetLife, Inc.	2,100	79,947
Old Republic International Corp.	13,700	166,866
Prudential Financial, Inc.	1,000	49,910
The Travelers Companies, Inc.	6,100	300,303

		4,911,426
Real Estate Investment Trusts 0.4%
Essex Property Trust, Inc. (REIT)	1,200	95,496
Franklin Street Properties Corp. (REIT)	5,000	65,500
Public Storage (REIT)	1,000	75,240
Rayonier, Inc. (REIT)	2,200	90,002
Walter Investment Management Corp. (REIT)	4,705	75,374

		401,612
Real Estate Management & Development 0.1%
The St. Joe Co.*	2,200	64,064
Health Care 14.3%
Biotechnology 1.6%
Gilead Sciences, Inc.*	29,600	1,378,768
Myriad Genetics, Inc.*	3,600	98,640
PDL BioPharma, Inc. (a)	19,500	153,660

		1,631,068

Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	10,700	610,007
Becton, Dickinson & Co.	6,000	418,500
Covidien PLC	4,800	207,648

		1,236,155
Health Care Providers & Services 6.0%
Aetna, Inc.	53,400	1,486,122
AmerisourceBergen Corp.	8,100	181,278
Coventry Health Care, Inc.*	13,100	261,476
Emergency Medical Services Corp. "A"*	1,200	55,800
Express Scripts, Inc.*	8,200	636,156
Humana, Inc.*	6,800	253,640
Kindred Healthcare, Inc.*	6,000	97,380
Magellan Health Services, Inc.*	2,800	86,968
McKesson Corp.	18,400	1,095,720
Medco Health Solutions, Inc.*	31,400	1,736,734
Universal Health Services, Inc. "B"	1,500	92,895

		5,984,169
Pharmaceuticals 5.5%
Abbott Laboratories	16,200	801,414
Eli Lilly & Co.	43,500	1,436,805
Johnson & Johnson	10,700	651,523
Merck & Co., Inc.	4,990	157,834
Pfizer, Inc.	127,800	2,115,090
Warner Chilcott PLC "A"*	1,500	32,430
Watson Pharmaceuticals, Inc.*	8,800	322,432

		5,517,528
Industrials 13.1%
Aerospace & Defense 6.5%
Alliant Techsystems, Inc.*	1,700	132,345
General Dynamics Corp.	13,600	878,560
Goodrich Corp.	14,700	798,798
Honeywell International, Inc.	6,420	238,503
ITT Corp.	2,600	135,590
L-3 Communications Holdings, Inc.	5,400	433,728
Lockheed Martin Corp.	19,800	1,545,984
Northrop Grumman Corp.	29,300	1,516,275
Raytheon Co.	18,100	868,257

		6,548,040
Air Freight & Logistics 0.7%
United Parcel Service, Inc. "B"	12,200	688,934
Commercial Services & Supplies 0.5%
R.R. Donnelley & Sons Co.	18,600	395,436
The Brink's Co.	4,900	131,859

		527,295
Construction & Engineering 1.2%
EMCOR Group, Inc.*	13,700	346,884
Fluor Corp.	13,400	681,390
Shaw Group, Inc.*	2,800	89,852
Tutor Perini Corp.*	5,300	112,890

		1,231,016
Electrical Equipment 0.6%
GrafTech International Ltd.*	35,600	523,320

Rockwell Automation, Inc.	700	29,820

		553,140
Industrial Conglomerates 0.4%
General Electric Co.	11,100	182,262
Tyco International Ltd.	7,700	265,496

		447,758
Machinery 1.2%
Cummins, Inc.	4,000	179,240
Dover Corp.	2,000	77,520
Flowserve Corp.	5,900	581,386
Parker Hannifin Corp.	4,600	238,464
Trinity Industries, Inc. (a)	6,300	108,297

		1,184,907
Professional Services 0.8%
Manpower, Inc.	14,200	805,282
Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	900	71,847
Con-way, Inc.	2,100	80,472
Norfolk Southern Corp.	2,500	107,775
Ryder System, Inc.	18,800	734,328
Werner Enterprises, Inc.	2,800	52,164

		1,046,586
Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	1,900	169,784
Information Technology 17.4%
Communications Equipment 1.1%
Cisco Systems, Inc.*	12,100	284,834
Harris Corp.	4,400	165,440
QUALCOMM, Inc.	15,800	710,684

		1,160,958
Computers & Peripherals 5.6%
Apple, Inc.*	9,300	1,723,941
International Business Machines Corp.	21,200	2,535,732
NCR Corp.*	4,500	62,190
QLogic Corp.*	18,600	319,920
Western Digital Corp.*	26,100	953,433

		5,595,216
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.*	9,800	275,870
Avnet, Inc.*	16,000	415,520
Flextronics International Ltd.*	51,200	381,952
Ingram Micro, Inc. "A"*	8,200	138,170
Jabil Circuit, Inc.	38,200	512,262
Tech Data Corp.*	1,800	74,898
Tyco Electronics Ltd.	8,500	189,380
Vishay Intertechnology, Inc.*	4,600	36,340

		2,024,392
Internet Software & Services 1.6%
Google, Inc. "A"*	2,716	1,346,728
MercadoLibre, Inc.*	1,000	38,460
VeriSign, Inc.*	8,600	203,734

		1,588,922

IT Services 2.9%
Accenture PLC "A"	31,500	1,174,005
Automatic Data Processing, Inc.	14,400	565,920
Broadridge Financial Solutions, Inc.	3,700	74,370
Computer Sciences Corp.*	17,300	911,883
SAIC, Inc.*	9,400	164,876
Unisys Corp.*	12,700	33,909
Western Union Co.	2,200	41,624

		2,966,587
Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	15,900	311,163
Texas Instruments, Inc.	12,200	289,018

		600,181
Software 3.6%
BMC Software, Inc.*	4,200	157,626
Check Point Software Technologies Ltd.*	8,200	232,470
Microsoft Corp.	105,175	2,722,981
Symantec Corp.*	19,630	323,306
VMware, Inc. "A"*	3,600	144,612

		3,580,995
Materials 4.3%
Chemicals 1.4%
Ashland, Inc.	14,000	605,080
Terra Industries, Inc.	22,200	769,674

		1,374,754
Metals & Mining 1.4%
Cliffs Natural Resources, Inc.	39,000	1,262,040
United States Steel Corp.	1,600	70,992
Walter Energy, Inc.	1,900	114,114

		1,447,146
Paper & Forest Products 1.5%
Domtar Corp.*	1,600	56,352
International Paper Co.	67,100	1,491,633

		1,547,985
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	51,480	1,390,475
Chunghwa Telecom Co., Ltd. (ADR)	6,910	124,656
Verizon Communications, Inc.	35,700	1,080,639

		2,595,770
Wireless Telecommunication Services 0.1%
Mobile TeleSystems (ADR)	2,200	106,194
Utilities 2.2%
Electric Utilities 0.6%
Edison International	14,300	480,194
Exelon Corp.	1,600	79,392
Pepco Holdings, Inc.	4,600	68,448

		628,034
Gas Utilities 0.2%
Atmos Energy Corp.	1,300	36,634

ONEOK, Inc.	4,700	172,114

		208,748
Independent Power Producers & Energy Traders 0.8%
AES Corp.*	36,900	546,858
NRG Energy, Inc.*	9,341	263,323

		810,181
Multi-Utilities 0.6%
Dominion Resources, Inc. (a)	6,900	238,050
NiSource, Inc.	23,100	320,859

		558,909

Total Common Stocks (Cost $88,251,280)		97,975,078
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.8%
US Treasury Obligation
US Treasury Bill, 0.19% **, 3/18/2010 (b) (Cost $762,323)	763,000	762,459
	Shares	Value ($)

Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $1,189,790)	1,189,790	1,189,790
Cash Equivalents 2.0%
Cash Management QP Trust, 0.18% (c) (Cost $2,032,854)	2,032,854	2,032,854
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $92,236,247) †	101.3	101,960,181
Other Assets and Liabilities, Net	(1.3)	(1,280,345)

Net Assets	100.0	100,679,836

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $95,151,251. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $6,808,930. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,904,107 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,095,177.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $1,145,594 which is 1.1% of net assets.
(b)	At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P E-Mini 500 Index	12/18/2009	49	2,529,463	2,579,605	50,142

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments	$97,975,078	$—	$—	$97,975,078
Short-Term Investments(e)	1,189,790	2,795,313	—	3,985,103
Derivatives(f)	50,142	—	—	50,142
Total	$99,215,010	$ 2,795,313	$—	$ 102,010,323
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 50,142

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)

Common Stocks 98.3%
Health Care 98.3%
Biotechnology 23.4%
Acorda Therapeutics, Inc.*	16,000	372,480
Alexion Pharmaceuticals, Inc.*	23,900	1,064,506
Allos Therapeutics, Inc.*	44,300	321,175
AMAG Pharmaceuticals, Inc.*	5,200	227,136
Amgen, Inc.*	24,450	1,472,624
Biogen Idec, Inc.*	10,020	506,210
BioMarin Pharmaceutical, Inc.*	40,900	739,472
Celera Corp.*	25,300	157,619
Celgene Corp.*	23,260	1,300,234
Cepheid, Inc.* (a)	13,500	178,470
Dendreon Corp.*	9,400	263,106
Exelixis, Inc.*	22,200	141,636
Gen-Probe, Inc.*	10,700	443,408
Genmab A/S*	3,500	90,941
Genzyme Corp.* (a)	16,600	941,718
Gilead Sciences, Inc.*	28,300	1,318,214
Human Genome Sciences, Inc.*	27,000	508,140
ImmunoGen, Inc.*	13,500	109,485
Incyte Corp.* (a)	38,500	259,875
Myriad Genetics, Inc.*	9,700	265,780
OSI Pharmaceuticals, Inc.*	7,000	247,100
Regeneron Pharmaceuticals, Inc.*	12,700	245,110
Rigel Pharmaceuticals, Inc.* (a)	10,600	86,920
United Therapeutics Corp.*	11,800	578,082
Vertex Pharmaceuticals, Inc.*	9,800	371,420

		12,210,861
Health Care Services 17.7%
Aetna, Inc.	18,300	509,289
Allscripts-Misys Healthcare Solutions, Inc.	32,900	666,883
Cardinal Health, Inc.	14,100	377,880
Cerner Corp.*	8,100	605,880
Covance, Inc.*	4,800	259,920
CVS Caremark Corp.	24,931	891,034
Express Scripts, Inc.*	11,900	923,202
Fresenius Medical Care AG & Co. KGaA	18,197	906,486
Laboratory Corp. of America Holdings*	7,900	519,030
McKesson Corp.	14,700	875,385
MedAssets, Inc.*	13,000	293,410
Medco Health Solutions, Inc.*	16,768	927,438
Quality Systems, Inc.	4,300	264,751
Quest Diagnostics, Inc.	9,800	511,462
UnitedHealth Group, Inc.	28,600	716,144

		9,248,194

Life Sciences Tools & Services 7.2%
Charles River Laboratories International, Inc.*	8,700	321,726
Illumina, Inc.* (a)	14,700	624,750
Life Technologies Corp.*	21,829	1,016,140
Mettler-Toledo International, Inc.*	2,800	253,652
PerkinElmer, Inc.	13,300	255,892
Pharmaceutical Product Development, Inc.	11,600	254,504
Thermo Fisher Scientific, Inc.*	23,100	1,008,777

		3,735,441
Medical Supply & Specialty 20.6%
Alcon, Inc.	6,300	873,621
Baxter International, Inc.	26,200	1,493,662
Beckman Coulter, Inc.	5,800	399,852
Becton, Dickinson & Co.	17,200	1,199,700
C.R. Bard, Inc.	10,100	793,961
CareFusion Corp.*	7,050	153,690
Covidien PLC	27,400	1,185,324
Hologic, Inc.*	19,100	312,094
Masimo Corp.*	14,700	385,140
Medtronic, Inc.	35,600	1,310,080
ResMed, Inc.*	7,600	343,520
St. Jude Medical, Inc.*	13,700	534,437
Stryker Corp.	12,600	572,418
Wright Medical Group, Inc.*	16,700	298,262
Zimmer Holdings, Inc.*	16,000	855,200

		10,710,961
Pharmaceuticals 29.4%
Abbott Laboratories	25,700	1,271,379
Allergan, Inc.	13,200	749,232
Astellas Pharma, Inc.	16,100	661,579
Auxilium Pharmaceuticals, Inc.*	7,500	256,575
Biovail Corp.	26,300	405,809
Bristol-Myers Squibb Co.	44,700	1,006,644
Cardiome Pharma Corp.*	20,400	88,332
Johnson & Johnson	25,200	1,534,428
Merck & Co., Inc.	25,100	793,913
Merck KGaA	5,162	513,389
Mylan, Inc.* (a)	56,700	907,767
Novartis AG (Registered)	14,026	704,112
Pfizer, Inc. (a)	83,440	1,380,932
Roche Holding AG (Genusschein)	9,333	1,510,799
Salix Pharmaceuticals Ltd.*	21,200	450,712
Schering-Plough Corp.	37,600	1,062,200
Shire PLC (ADR)	17,300	904,617
Wyeth	19,300	937,594
XenoPort, Inc.*	7,400	157,102

		15,297,115

Total Common Stocks (Cost $40,245,703)		51,202,572
Securities Lending Collateral 5.2%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $2,700,975)	2,700,975	2,700,975
Cash Equivalents 0.5%
Cash Management QP Trust, 0.18% (b) (Cost $272,678)	272,678	272,678

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $43,219,356) †	104.0	54,176,225
Other Assets and Liabilities, Net	(4.0)	(2,108,440)

Net Assets	100.0	52,067,785

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $43,791,202. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $10,385,023. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,708,716 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,323,693.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $2,615,506 which is 5.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Biotechnology	$12,119,920	$90,941	$—	$12,210,861
Health Care Services	8,341,708	906,486	—	9,248,194
Life Sciences Tools & Services	3,735,441	—	—	3,735,441
Medical Supply & Specialty	10,710,961	—	—	10,710,961
Pharmaceuticals	11,907,236	3,389,879	—	15,297,115
Short-Term Investments(d)	2,700,975	272,678	—	2,973,653
Total	$49,516,241	$4,659,984	$—	$54,176,225
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS International VIP

	Shares	Value ($)

Common Stocks 95.1%
Australia 3.4%
BHP Billiton Ltd.	208,059	6,875,410
Woodside Petroleum Ltd.	109,869	5,028,571

(Cost $7,976,257)		11,903,981
Austria 4.8%
IMMOEAST AG*	997,822	6,174,754
Intercell AG*	151,000	6,411,978
Voestalpine AG	118,116	4,230,089

(Cost $9,211,127)		16,816,821
Belgium 2.3%
Fortis* (Cost $4,969,586)	1,658,298	7,784,971
China 3.1%
China Life Insurance Co., Ltd. "H"	1,569,606	6,863,587
PetroChina Co., Ltd. "H"	3,501,126	3,988,225

(Cost $9,434,982)		10,851,812
Denmark 2.5%
A P Moller-Maersk AS "B"	541	3,744,142
Carlsberg AS "B"	67,085	4,883,843

(Cost $10,447,729)		8,627,985
Finland 1.8%
Fortum Oyj (Cost $9,432,855)	241,978	6,212,158
France 7.5%
Alstom SA	48,626	3,556,095
AXA SA	182,980	4,951,199
BNP Paribas	92,660	7,411,164
Compagnie de Saint-Gobain	112,512	5,851,922
Electricite de France	72,865	4,330,635

(Cost $15,941,315)		26,101,015
Germany 10.9%
Allianz SE (Registered)	36,117	4,512,768
BASF SE	102,791	5,442,209
Bayer AG	76,126	5,272,459
Daimler AG (Registered)	149,232	7,514,612
Deutsche Telekom AG (Registered)	325,523	4,450,665
E.ON AG	149,997	6,369,339
Fresenius Medical Care AG & Co. KGaA	88,183	4,392,849

(Cost $24,966,331)		37,954,901
Greece 1.2%
National Bank of Greece SA* (Cost $3,275,066)	110,359	3,990,698
Hong Kong 2.1%
China Mobile Ltd. (Cost $8,363,475)	754,333	7,398,050

Ireland 1.8%
CRH PLC (Cost $4,802,112)	229,116	6,350,138
Italy 3.8%
Saipem SpA	179,179	5,393,202
UniCredit SpA*	1,987,270	7,788,403

(Cost $8,849,070)		13,181,605
Japan 13.7%
Canon, Inc.	137,146	5,486,356
FANUC Ltd.	49,700	4,440,420
KOMATSU Ltd.	394,777	7,330,742
Mitsubishi Corp.	237,868	4,777,218
Mitsui & Co., Ltd.	371,366	4,833,190
Nintendo Co., Ltd.	19,382	4,955,929
Seven & I Holdings Co., Ltd.	121,683	2,900,495
Shin-Etsu Chemical Co., Ltd.	109,984	6,722,461
Toyota Motor Corp.	156,664	6,165,660

(Cost $45,074,934)		47,612,471
Luxembourg 2.0%
ArcelorMittal (Cost $5,732,284)	189,935	7,088,465
Netherlands 1.7%
ING Groep NV (CVA)* (Cost $3,285,742)	319,156	5,702,775
Russia 4.9%
Gazprom (ADR)	247,900	5,794,004
Gazprom OAO (ADR)	59,357	1,380,050
LUKOIL (ADR)	56,894	3,099,449
Sberbank	3,323,711	6,718,071

(Cost $16,904,031)		16,991,574
Spain 5.4%
Banco Santander SA	515,725	8,331,942
Grifols SA	266,506	5,079,168
Telefonica SA	196,184	5,415,132

(Cost $12,235,776)		18,826,242
Sweden 0.9%
Hennes & Mauritz AB "B" (Cost $2,082,831)	54,673	3,072,345
Switzerland 12.8%
ABB Ltd. (Registered)*	259,032	5,205,438
Compagnie Financiere Richemont SA "A"	134,194	3,799,760
Credit Suisse Group AG (Registered)	129,404	7,202,660
Nestle SA (Registered)	156,335	6,669,214
Novartis AG (Registered)	103,910	5,216,332
UBS AG (Registered)*	450,149	8,250,491
Xstrata PLC*	542,497	7,989,429

(Cost $28,033,095)		44,333,324
United Kingdom 8.5%
BG Group PLC	311,256	5,416,901
HSBC Holdings PLC	661,270	7,570,070
Lloyds Banking Group PLC	5,037,287	8,364,769
Rio Tinto PLC	95,627	4,103,470

Vodafone Group PLC	1,842,251	4,134,787

(Cost $22,787,850)		29,589,997

Total Common Stocks (Cost $253,806,448)		330,391,328
Rights 0.1%
France
BNP Paribas, Expiration Date 10/13/2009* (Cost $0)	92,660	200,679
Exchange-Traded Fund 3.5%
Japan
iShares MSCI Japan Index Fund (a) (Cost $13,969,305)	1,220,454	12,131,313
Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $11,254,500)	11,254,500	11,254,500
Cash Equivalents 1.2%
Cash Management QP Trust, 0.18% (b) (Cost $4,138,288)	4,138,288	4,138,288
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $283,168,541) †	103.1	358,116,108
Other Assets and Liabilities, Net	(3.1)	(10,599,344)

Net Assets	100.0	347,516,764

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $286,212,436. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $71,903,672. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $90,711,515 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,807,843.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $10,914,120 which is 3.1% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets

Common Stock and/or Other Equity Investments(d)
Australia	$ —	$ 11,903,981	$ —	$ 11,903,981
Austria	—	16,816,821	—	16,816,821
Belgium	—	7,784,971	—	7,784,971
China	—	10,851,812	—	10,851,812
Denmark	—	8,627,985	—	8,627,985
Finland	—	6,212,158	—	6,212,158
France	200,679	26,101,015	—	26,301,694
Germany	—	37,954,901	—	37,954,901
Greece	—	3,990,698		3,990,698
Hong Kong	—	7,398,050	—	7,398,050
Ireland	—	6,350,138	—	6,350,138
Italy	—	13,181,605	—	13,181,605
Japan	—	47,612,471	—	47,612,471
Luxembourg	—	7,088,465	—	7,088,465
Netherlands	—	5,702,775	—	5,702,775
Russia	4,479,499	12,512,075	—	16,991,574
Spain	—	18,826,242	—	18,826,242
Sweden	—	3,072,345	—	3,072,345
Switzerland	—	44,333,324	—	44,333,324
United Kingdom	—	29,589,997	—	29,589,997
Exchange-Traded Fund	12,131,313	—	—	12,131,313
Short-Term Investments(d)	11,254,500	4,138,288	—	15,392,788
Total	$ 28,065,991	$ 330,050,117	$ —	$ 358,116,108
(d)	See Investment Portfolio for additional detailed categorizations.

At September 30, 2009 the DWS International VIP had the following sector diversification:
		Market Value ($)	As a % of Common Stocks & Rights
Financials		101,819,001	30.8%
Materials		48,801,671	14.8%
Industrials		39,739,167	12.0%
Energy		30,100,402	9.1%
Health Care		26,372,786	8.0%
Telecommunication Services		21,398,634	6.5%
Consumer Discretionary		20,552,377	6.2%
Utilities		16,912,132	5.1%
Consumer Staples		14,453,552	4.4%
Information Technology		10,442,285	3.1%
Total		330,592,007	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009